RELATED PARTIES, Consulting Agreement (Q3) (Details) - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Consulting Agreement [Abstract]
Consulting fee	$ 0	$ 0	$ 16,668	$ 35,423	$ 0	$ 66,672